Fair Value Measurements and Fair Value of Instruments - Summary of Carrying Values and Fair Value Of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities on the Consolidated Balance Sheets	$ 4,027	$ 4,820	$ 17,302
Assets on the Consolidated	53,534	38,618	21,424
Carrying Value [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets on the Consolidated		32,723
Carrying Value [Member] | Level 1 [Member] | Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets on the Consolidated	13,530	32,723	15,385
Carrying Value [Member] | Level 1 [Member] | Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets on the Consolidated	40,004	5,895	6,039
Carrying Value [Member] | Level 2 [Member] | Revolving line of credit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities on the Consolidated Balance Sheets			4,802
Carrying Value [Member] | Level 2 [Member] | Term loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities on the Consolidated Balance Sheets	4,027	4,820	5,000
Carrying Value [Member] | Level 2 [Member] | Convertible note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities on the Consolidated Balance Sheets			7,500
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities on the Consolidated Balance Sheets	4,061	4,913	17,445
Assets on the Consolidated	53,534	38,618	21,424
Fair Value [Member] | Level 1 [Member] | Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets on the Consolidated	13,530	32,723	15,385
Fair Value [Member] | Level 1 [Member] | Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets on the Consolidated	40,004	5,895	6,039
Fair Value [Member] | Level 2 [Member] | Revolving line of credit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities on the Consolidated Balance Sheets			4,837
Fair Value [Member] | Level 2 [Member] | Term loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities on the Consolidated Balance Sheets	$ 4,061	$ 4,913	5,108
Fair Value [Member] | Level 2 [Member] | Convertible note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities on the Consolidated Balance Sheets			$ 7,500